Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule Of Fixed Assets

	2017	2016
Vehicles	$393	$378
Office and computer equipment	181	380
Equipment	33	189

	607	947
Accumulated depreciation	(568)	(922)

	$39	$25